Summary of significant components of current and deferred income tax recovery (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Current income tax expense	$ 10
Origination and reversal of temporary differences	(3,924)	(961)	1,059
Tax rate changes and tax rate differences		70	46
Change in unrecognized deductible temporary differences	3,998	28	47
Prior period adjustments	10	(22)	(72)
Income tax (benefit) expense	$ 84	$ (885)	$ 1,080